Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Deferred gain on disposal of businesses	$ 25,822	$ 30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
Deferred Tax Liabilities
Net unrealized appreciation on securities	174,640	118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	(70,020)	(2,936)
Cumulative valuation allowance against deferred tax assets		0
Net operating or capital loss carryforwards	$ 0